Determination of fair values	12 Months Ended
Nov. 30, 2019
Disclosure of Fair Value Measurement [Abstract]
Determination of fair values
2 4 .	Determination of fair values
Certain of the Company’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial
assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.
Financial assets and liabilities measured at fair value
In establishing fair value, the Company uses a fair value hierarchy based on levels as defined below:

Level 1:	Defined as observable inputs such as quoted prices in active markets.

Level 2:	Defined as inputs other than quoted prices in active markets that are either directly or indirectly observable.

Level 3:	Defined as inputs that are based on little or no observable market data, therefore requiring entities to develop their own assumptions.
Other financial assets and financial liabilities
The Company has determined that the carrying values of its short-term financial assets and financial liabilities, including cash, trade and other receivables, derivative financial assets, accounts payable and accrued liabilities and long-term obligations approximate their fair value because of the relatively short period to maturity of the instruments.
Bonds and money market funds and derivative financial assets and liabilities are stated at fair value, determined by inputs that are primarily based on broker quotes at the reporting date (Level 2).
The fair value of the convertible unsecured
senior
notes, including the equity portion, as at November 30, 201
9
 w
as
 approximately $44,275 (Level 1) based on market quotes.
Share-based payment transactions
The fair value of the employee stock options is measured based on the Black-Scholes valuation model. Measurement inputs include share price on measurement date, exercise price of the instrument, expected volatility (based on weighted average historical volatility adjusted for changes expected due to publicly available information), weighted average expected life of the instruments (based on historical experience and general option holder behaviour), expected dividends, and the risk-free interest rate (based on government bonds). Service and non-market
performance conditions attached to the transactions, if any, are not taken into account in determining fair value.

The DSU liability is recognized at fair value and considered Level 2 in the fair value hierarchy for financial instruments. The fair value is determined using the quoted price of the common shares of the Company.